Segment Information (Details) - Schedule of Revenue from Contracts with Customers, Profitability Information and Asset Information by Segment and Geographical Areas - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 6,321	$ 10,242	$ 12,365
Operating income (loss):
Total operating income (loss)	(1,631)	(477)	567
Depreciation expense:
Total depreciation	159	209	162
Capital expenditure:
Total capital expenditure	118	92	134
Total assets:
Total assets	11,318	13,883
Property, plant and equipment, net:
Total property, plant and equipment, net		401
Metal stamping and Mechanical OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	3,474	6,654	7,213
Operating income (loss):
Total operating income (loss)	(895)	(212)	339
Depreciation expense:
Total depreciation	89	137	95
Capital expenditure:
Total capital expenditure	65	60	78
Total assets:
Total assets	5,486	8,099
Property, plant and equipment, net:
Total property, plant and equipment, net		266
Electric OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	2,847	3,588	5,152
Operating income (loss):
Total operating income (loss)	(627)	(95)	307
Depreciation expense:
Total depreciation	70	72	67
Capital expenditure:
Total capital expenditure	53	32	56
Total assets:
Total assets	5,770	5,696
Property, plant and equipment, net:
Total property, plant and equipment, net		135
Corporate [Member]
Operating income (loss):
Total operating income (loss)	(109)	(170)	$ (79)
Total assets:
Total assets	$ 62	$ 88